OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS
17.	OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB
Payables for purchase of property, plant and equipment	253,431,693	209,168,858
Payables for project assets	184,623,149	282,999,774
Government grants related to assets	181,160,000	53,150,000
Value-added tax and other tax payables	26,545,382	26,032,624
Freight payables	28,799,192	71,588,840
Accrued utilities, rentals and interest	35,204,650	21,296,512
Contracted labor fee	19,593,436	28,579,830
Accrued warranty cost	21,179,367	36,133,758
Commission payables	2,020,242	28,359,421
Accrued professional service fees	13,844,655	9,217,250
Others	50,991,380	63,846,698
Total	817,393,146	830,373,565

The government grant was under Golden Sun Program which was sponsored by China's Ministry of Finance, Ministry of Science and Technology, the National Energy Administration of the National Development and Reform Commission, and the Ministry of Housing and Urban-Rural Development. These grants will be deducted from the carrying amount when the assets are ready for use.